Share-Based Payments	6 Months Ended
Jun. 30, 2023
Share-Based Payment [Abstract]
Share-Based Payments

NOTE L — Share-Based Payments

The following table presents the employee share-based compensation cost that the Company recorded for the fiscal periods presented on the Consolidated Statements of Operations and Comprehensive Loss:

	June 8 – June 30, 2023 (Successor)	April 1 – June 7, 2023 (Predecessor)	Three Months Ended June 30, 2022 (Predecessor)	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	Six Months Ended June 30, 2022 (Predecessor)
Share-based compensation cost	$1,655	$1,172	$3,197	$1,655	$3,075	$5,801

As of June 30, 2023 (Successor), there was $4,605 of unrecognized share-based compensation expense related to unvested Profits Interests granted under previous programs, which the Company expects to recognize through 2025. As of December 31, 2022 (Predecessor), there was $9,312 of unrecognized share-based compensation expense related to unvested equity awards granted under previous programs.

The following table presents a summary of employee equity awards outstanding, granted, forfeited, vested on an accelerated basis and redeemed during the current year-to-date:

	Quantity		Calculated Value
	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)
Unvested, beginning of period	1,895,179	226,494	$13.06	$63.25
Granted	—	—	—	—
Forfeited	(324,625)	—	10.82	—
Vested	—	(107,418)	—	63.18
Accelerated	(451,356)	—	15.05	—
Unvested, end of period	1,119,198	119,076	12.91	63.32

In conjunction with the Business Combination, the Company’s board of directors and RONI’s shareholders approved the 2023 Omnibus Incentive Plan. The 2023 Omnibus Incentive Plan reserves a number of shares of Class A Common Stock equal to 9.0% of the total quantity of shares of Class A Common Stock and Class B Common Stock outstanding immediately subsequent to the Business Combination (Note C) for grant to Company employees as equity awards. The quantity of shares of Class A Common Stock reserved for grant under the Omnibus Incentive Plan will automatically increase annually on the first day of each fiscal year beginning with the 2024 fiscal year in an amount equal to 5.0% of the combined shares of Class A Common Stock and Class B Common Stock outstanding on the last day of the immediately preceding fiscal year or such lesser amount as determined by the administrator of the 2023 Omnibus Incentive Plan. To date, the Company has not authorized any awards under the 2023 Omnibus Incentive Plan.

Replacement Awards — Pursuant to the Business Combination Agreement (Note C), the Company agreed to amend the settlement provisions of certain unvested, outstanding Profits Interests previously issued by NET Power, LLC (the “Replacement Awards”). Unvested Replacement Awards that would have originally settled into NET Power, LLC membership interests will now settle into Class A OpCo Units and a corresponding number of shares of Class B Common Stock. The number of Class A OpCo Units and shares of Class B Common Stock into which the Replacement Awards will settle will be calculated so that the settlement value approximates the value of NET Power, LLC membership interests into which the Profits Interests would have settled. The Replacement Awards will continue to vest over the original applicable service periods and are subject to the same performance conditions as the Profits Interests.

Accelerated Vesting & Forfeiture of Certain Profits Interests — Also pursuant to the Business Combination Agreement, the Company agreed to accelerate the vesting of certain unvested Profits Interests upon completion of the Business Combination. The Business Combination resulted in the immediate vesting of 30,000 Profits Interests, which equated to 451,356 Class A OpCo Units and a corresponding number of shares of Class B Common Stock, that generated $1,624 in compensation cost, which was directly attributed to the transaction on June 8, 2023. The expense generated by the accelerated vesting of certain Profits Interests are recorded in General and Administrative — Related Party within the June 8 through June 30, 2023 (Successor) period of the Consolidated Statements of Operations and Comprehensive Loss.

Additionally, the Business Combination resulted in the forfeiture of 30,000 unvested Profits Interests, which equated to 324,625 Class A OpCo Units and a corresponding number of shares of Class B Common Stock. This forfeiture did not affect the compensation expense recorded in the Consolidated Statements of Operations and Comprehensive Loss because the awards were unvested at the time of forfeiture.

JDA — From April 1 through June 7, 2023 (Predecessor), the equity issued as payment for costs incurred pursuant to the Original JDA comprised 9,210 of NET Power, LLC’s single class of membership interests at a value of $168.75 per membership interest. During the Successor Period, the equity accrued as payment for costs incurred pursuant to the Amended and Restated JDA comprised 318,607 Class A OpCo Units and a corresponding number of shares of Class B Common Stock at a total equivalent value of $2,106. The portion of Original JDA and Amended and Restated JDA costs that the Company pays with Class A OpCo Units and shares of Class B Common Stock is recorded within Additional Paid in Capital on the Consolidated Balance Sheets and the Consolidated Statement of Shareholders’ Equity and Non-Controlling Interest.

BHES may earn additional shares under the terms of the Amended and Restated JDA (“BHES Bonus Shares”) if it meets certain contractually stipulated project milestones related to the development of the Demonstration Plant. The Company determined that BHES’s achievement of each of these milestones is probable in accordance with ASC 718’s guidance; therefore, the Company recognizes the compensation cost associated with milestone share-based payments ratably over the expected service period. The following table disaggregates the variable compensation payable to BHES should it meet its milestone objectives:

	Performance Period End Date	Compensation Cost Incurred To Date	Remaining Compensation Cost	Total Compensation Cost
JDA – variable share-based payments	January, 2027	$19,738	$7,607	$27,345

Additionally, BHES received an additional 47,000 membership interests that converted into 1,500,265 Class A OpCo Units and a corresponding number of shares of Class B Common Stock in conjunction with the consummation of the Business Combination (Note C).

Shares used as payment under the terms of the Amended and Restated JDA are issued at a discount expected to cause a total loss of approximately $17,500 to the Company. The Company has incurred inception-to-date losses of $1,365 related to such issuances.

Reference Note H and Note M for additional quantitative disclosures related to the Original JDA and the Amended and Restated JDA.